Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
December 31, 2020:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust Account:
U.S. Treasury Securities	$204,525,031	$—	$—
Cash equivalents - money market funds	24	—	—

	$204,525,055	$—	$—
Liabilities:
Public Warrants	$26,162,499	$—	$—
Private Placement Warrants	—	—	21,408,835
	$26,162,499	$—	$21,408,835

December 31, 2019:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust Account:
U.S. Treasury Securities	$203,090,272	$—	$—
Cash equivalents - money market funds	17,070	—	—

	$203,107,342	$—	$—
Liabilities:
Public Warrants	$6,372,917	$—	$—
Private Placement Warrants	—	—	3,976,500
	$6,372,917	$—	$3,976,500

Summary of quantitative information regarding Level 3 fair value measurement inputs of Warrants	The following assumptions were used for the valuation of the Private Placement Warrants on the settlement date:

Expected term	0.16
Volatility	65.00%
Risk-free rate	0.03%
Dividend yield	—%

The following table provides quantitative information regarding Level 3 fair value measurement inputs:

	December 31,
	2020	2019
Expected term	0.31	1.75
Volatility	55.00%	29.60%
Risk-free rate	0.10%	0.14%
Dividend yield	0.00%	0.00%

Summary of fair value of the warrant liabilities
The change in the fair value of warrant liabilities is as follows (in thousands):

Balance at December 31, 2020	$906
Conversion of Series D preferred stock warrants to Class A common stock warrants	(1,160)
Private Placement Warrants and Public Warrants	51,814
Exercised warrants	(20,871)
Increase in fair value of warrants	2,681

Balance at March 31, 2021	$33,370

The change in the fair value of the warrant liabilities is summarized as follows:

	December 31,
	2020	2019
Beginning balance	$10,349,417	$—
Issuance of Public and Private Placement Warrants	—	15,852,708
Change in fair value	37,221,917	(5,503,291)

Ending balance	$47,571,334	$10,349,417

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021, is as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Money market funds	$74,930	$—	$—	$74,930
Government bonds	—	11,082	—	11,082
Short-term investments:
Corporate bonds	—	177,221	—	177,221
Government bonds	—	40,952	—	40,952
Asset-backed bonds	—	16,924	—	16,924
Restricted cash:
Money market funds	856	—	—	856

Total assets	75,786	246,179	—	321,965

Liabilities
Warrant liabilities	33,370	—	—	33,370

Total liabilities	$33,370	$—	$—	$33,370

The Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020, is as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Money market funds	$12,163	$—	$—	$12,163
Government bonds	—	12,693	—	12,693
Short-term investments:
Corporate bonds	—	55,227	—	55,227
Government bonds	—	14,123	—	14,123
Asset-backed bonds	—	3,514	—	3,514
Restricted cash:
Money market funds	1,006	—	—	1,006

Total assets	13,169	85,557	—	98,726

Liabilities
Warrant liabilities	—	—	906	906

Total liabilities	$—	$—	$906	$906